Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents (Note 15)	$ 1,939,469	$ 1,024,144
Short-term investments (Notes 4 and 15)	100,000	100,000
Accounts receivable, net (Note 5)	1,383,823	2,068,298
Inventories, net (Note 6)	2,145,444	2,745,032
Other current assets (Notes 14 and 20)	185,644	504,414
Total current assets	5,754,380	6,441,888
Property, plant and equipment, net (Note 7)	4,891,153	5,287,639
Goodwill (Note 9)	2,011,278	2,068,664
Other intangible assets, net (Note 9)	770,672	862,093
Other assets (Note 10)	822,916	955,643
Total assets	14,250,399	15,615,927
Current liabilities:
Short-term debt (Notes 12 and 15)	51,315	207,476
Long-term debt due within one year (Notes 12 and 15)		16,335
Accounts payable (Note 11)	566,527	993,872
Salaries, wages and related accruals (Notes 11 and 18)	289,004	352,488
Accrued expenses and other current liabilities (Notes 7, 11, 14, 16 and 20)	478,327	527,605
Total current liabilities	1,385,173	2,097,776
Long-term debt due after one year (Notes 12 and 15)	4,360,600	4,360,600
Deferred credits and other liabilities (Notes 7, 14, 16, 18 and 20)	718,613	1,082,433
Total liabilities	$ 6,464,386	$ 7,540,809
Commitments and contingencies (Notes 14 and 16)
Nucor stockholders' equity (Notes 13 and 17):
Common stock (800,000 shares authorized; 378,566 and 378,092 shares issued, respectively)	$ 151,426	$ 151,237
Additional paid-in capital	1,918,970	1,883,356
Retained earnings	7,255,972	7,378,214
Accumulated other comprehensive loss, net of income taxes (Notes 2, 14 and 21)	(351,362)	(145,708)
Treasury stock (60,604 and 59,059 shares, respectively)	(1,558,128)	(1,494,629)
Total Nucor stockholders' equity	7,416,878	7,772,470
Noncontrolling interests	369,135	302,648
Total equity	7,786,013	8,075,118
Total liabilities and equity	$ 14,250,399	$ 15,615,927